Containers, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Containers	$ 3,795,587	$ 3,407,603
Less accumulated depreciation	(562,456)	(490,930)
Containers, net	$ 3,233,131	$ 2,916,673